Consolidated Balance Sheet (Parenthetical) $ in Billions	Dec. 31, 2023 USD ($)
Balance Sheet [Line Items]
Debt instruments issued by the Credit Suisse Group and transferred to UBS Group AG as part of the acquisition.	$ 57.5
Fiduciary placements where UBS Switzerland AG acts as the fiduciary	3.4
Borrowings from UBS AG
Balance Sheet [Line Items]
Borrowings from UBS AG	$ 14.8